March 14, 2023

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re: Touchstone ETF Trust (the “Registrant”) – Post Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940

To the Commission:

The Registrant is transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N‑1A (Amendment No. 4 under the 1940 Act), including exhibits.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding two new series of the Registrant: the Touchstone Dynamic International ETF and the Touchstone Securitized Income ETF. This Amendment is intended to become effective on June 15, 2023.

If you have any questions or comments concerning the filing, please contact the undersigned at (513) 357-6029.

Sincerely, /s/Meredyth A. Whitford-Schultz Meredyth A. Whitford-Schultz Senior Counsel & Secretary

P.O. Box 9878 ● Providence, RI 02940-8078

ph 800.543.0407 ● TouchstoneInvestments.com

Touchstone Securities, Inc. ● Member FINRA and SIPC